Employee Benefit Plans - Summary of Total RSUs Activity (Details) - Restricted Stock Units (RSUs) [Member]	3 Months Ended
Mar. 31, 2021 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted	16,844,216
Exercised	(95,834)
Outstanding	16,748,382